Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Ely Gold Royalties Inc [member]	Abitibi Royalties Inc. [Member]	Golden Valley Mines and Royalties Ltd. [Member]	Issued capital [member]	Issued capital [member] Ely Gold Royalties Inc [member]	Issued capital [member] Abitibi Royalties Inc. [Member]	Issued capital [member] Golden Valley Mines and Royalties Ltd. [Member]	Other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Sep. 30, 2020	$ (141)									$ (141)
Balance, shares at Sep. 30, 2020					1
IfrsStatementLineItems [Line Items]
Cancellation of common share issued upon incorporation					(1)
Common shares issued to former parent company for cash	50				$ 50
Common shares issued to former parent company for cash, shares					5,000,000
Performance based restricted shares issued, shares					1,500,000
Common shares issued to acquire royalties	13,076				$ 13,076
Common shares issued to acquire royalties, shares					15,000,000
Private placement of common shares for cash	2,849				$ 2,849
Private placement of common shares for cash, shares					1,325,000
Share-based compensation - performance based restricted shares	409				$ 409
Share-based compensation - share options	2,199								$ 2,199
Common shares and common share purchase warrants issued for cash	90,000				$ 82,969				7,031
Initial public offering: Common shares and common share purchase warrants issued for cash, shares					18,000,000
Common shares issued on exercise of over-allotment option	3,603				$ 3,603
Initial public offering: Common shares issued on exercise of over-allotment option, shares					721,347
Common share purchase warrants issued on exercise of over-allotment option	14								14
Underwriters’ fees and issuance costs	(5,570)				$ (5,154)				(416)
Common shares issued for marketing services	345				$ 345
Common shares issued for marketing services, shares					75,000
Common shares issued to acquire		$ 130,407				$ 130,407
Common shares issued to acquire, shares						30,902,176
Common share purchase warrants of Ely Gold Royalties Inc.	2,603								2,603
Common shares issued upon exercise of common share purchase warrants	39				$ 66				(27)
Common shares issued upon exercise of common share purchase warrants, shares					15,086
Net loss for the year	(15,006)									(15,006)
Total other comprehensive income	441										$ 441
Balance at Sep. 30, 2021	225,318				$ 228,620				11,404	(15,147)	441
Balance, shares at Sep. 30, 2021					72,538,609
IfrsStatementLineItems [Line Items]
Common shares issued to acquire royalties	22,544				$ 22,544
Common shares issued to acquire royalties, shares					9,651,130
Share-based compensation - performance based restricted shares	276				$ 276
Share-based compensation - share options	1,551								1,551
Share-based compensation - restricted share units	341								341
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	8,991								8,991
Common shares issued for marketing services	899				$ 899
Common shares issued for marketing services, shares					216,192
Common shares issued to acquire			$ 153,702	$ 143,264			$ 153,702	$ 143,264
Common shares issued to acquire, shares							31,625,931	29,478,269
Common shares issued upon exercise of common share purchase warrants	856				$ 1,769				(913)
Common shares issued upon exercise of common share purchase warrants, shares					402,938
Net loss for the year	(17,346)									(17,346)
Dividends	(4,032)									(4,032)
Total other comprehensive income	(145)										(145)
Balance at Sep. 30, 2022	$ 536,219				$ 551,074				$ 21,374	$ (36,525)	$ 296
Balance, shares at Sep. 30, 2022					143,913,069